Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Changes in goodwill [abstract]
Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill

	2019	2018

Gold price ($/oz)	1,400	$1,275-1,300
Discount rate	5%	5%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations	30%	21%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves	200	140